Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures

Note 8 — Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash— The carrying amounts reported in the condensed consolidated balance sheet for interest-bearing deposits approximate their fair value.

Debt— The fair values of the Company’s publicly traded and non-public debt at March 31, 2016 are estimated based on quoted market prices.

Interest rate swaps and caps— The fair values of interest rate swaps and caps are the estimated amounts that the Company would receive or pay to terminate the swaps or caps at the reporting date, which include adjustments for the counterparty or the Company’s credit risk, as appropriate, after taking into consideration any underlying collateral securing the swap or cap agreements.

ASC 820, Fair Value Measurements and Disclosures, relating to fair value measurements defines fair value and established a framework for measuring fair value. The ASC 820 fair value hierarchy distinguishes between market participant assumptions developed based on market data obtained from sources independent of the reporting entity and the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price. In addition, the fair value of assets and liabilities should include consideration of non-performance risk, which for the liabilities described below includes the Company's own credit risk.

The levels of the fair value hierarchy established by ASC 820 are as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities

Level 2- Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3- Inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

	Fair Value	Level 1	Level 2
March 31, 2016:
Cash (1)	$416,581	$416,581	$-
8.125% notes due 2018	(118,518)	-	(118,518)
OBS Term loan	(468,003)	-	(468,003)
OIN Term loan	(532,003)	-	(532,003)
7.5% Election 2 notes due 2021	(320)	-	(320)
7.5% notes due 2024	(415)	-	(415)

December 31, 2015:
Cash (1)	$522,408	$522,408	$-
8.125% notes due 2018	(121,046)	-	(121,046)
OBS Term loan	(571,682)	-	(571,682)
OIN Term loan	(601,928)	-	(601,928)
7.5% Election 2 notes due 2021	(328)	-	(328)
7.5% notes due 2024	(745)	-	(745)
		-	-

(1) Includes current and non-current restricted cash aggregating $14,576 and $19,572 at March 31, 2016 and December 31, 2015, respectively.

Derivatives

Interest Rate Risk

The Company uses interest rate caps and swaps for the management of interest rate risk exposure. At March 31, 2016, OBS and OIN were party to two separate interest rate cap agreements (“Interest Rate Cap”) each with a start date of February 5, 2015 with major financial institutions covering notional amounts of $375,000 and $400,000, respectively, to limit the floating interest rate exposure associated with their respective term loans. The Interest Rate Cap agreements were designated and qualified as cash flow hedges and contain no leverage features. The OBS Interest Rate Cap has a cap rate of 2.5% through February 5, 2017, at which time the cap rate increases to 3.0% through the termination date of February 5, 2018. The OIN Interest Rate Cap has a cap rate of 2.5% through the termination date of February 5, 2017.

Tabular disclosure of derivatives location

Derivatives are recorded in the March 31, 2016 balance sheet on a net basis by counterparty when a legal right of offset exists. The following table presents information with respect to the fair values of derivatives reflected in the March 31, 2016 and December 31, 2015 balance sheets on a gross basis by transaction:

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Amount	Balance Sheet Location	Amount
March 31, 2016:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$16	Other liabilities	$-
Total derivatives designated as hedging instruments		$16		$-

December 31, 2015:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$102	Other liabilities	$-
Total derivatives designated as hedging instruments		$102		$-

The following tables present information with respect to gains and losses on derivative positions reflected in the condensed consolidated statements of operations or in the condensed consolidated statements of other comprehensive income.

The effect of cash flow hedging relationships recognized in other comprehensive income excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the three month periods ended March 31, 2016 and 2015 follows:

	Three Months Ended
	March 31,
	2016	2015
Interest rate swaps	$(11,206)	$(7,431)
Interest rate caps	(86)	(1,187)
Total	$(11,292)	$(8,618)

The effect of cash flow hedging relationships on the condensed consolidated statements of operations is presented excluding hedges of equity method investees. The effect of the Company’s cash flow hedging relationships on the condensed consolidated statement of operations for the three month periods ended March 31, 2016 and 2015 is shown below:

Statement of Operations
Effective Portion of Gain/(Loss)
Reclassified from
Accumulated Other Comprehensive
	Loss		Ineffective Portion
		Amount of		Amount of
	Location	Gain/(Loss)	Location	Gain/(Loss)
For the three months ended March 31, 2016:
Interest rate caps	Interest expense	$(28)	Interest expense	$-
Total		$(28)		$-

For the three months ended March 31, 2015:
Interest rate caps	Interest expense	$-	Interest expense	$-
Total		$-		$-

See Note 13, “Accumulated Other Comprehensive Loss,” for disclosures relating to the impact of derivative instruments on accumulated other comprehensive loss.

Fair Value Hierarchy

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 1	Level 2
Assets/(Liabilities) at March 31, 2016:
Derivative Assets (interest rate caps)	$16	$-	$16	(1)

Assets/(Liabilities) at December 31, 2015:
Derivative Assets (interest rate caps)	$102	$-	$102	(1)

(1)For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.

NOTE 11 — FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

Cash and cash equivalents and restricted cash— The carrying amounts reported in the consolidated balance sheets for interest-bearing deposits approximate their fair value.

Debt— The fair values of the Company’s publicly traded and non-public debt are estimated based on quoted market prices.

Interest rate swaps and caps— The fair values of interest rate swaps and caps are the estimated amounts that the Company would receive or pay to terminate the swaps or caps at the reporting date, which include adjustments for the counterparty or the Company’s credit risk, as appropriate, after taking into consideration any underlying collateral securing the swap or cap agreements.

ASC 820, Fair Value Measurements and Disclosures, relating to fair value measurements, defines fair value and established a framework for measuring fair value. The ASC 820 fair value hierarchy distinguishes between market participant assumptions developed based on market data obtained from sources independent of the reporting entity and the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price. In addition, the fair value of assets and liabilities should include consideration of non-performance risk, which for the liabilities described below includes the Company's own credit risk.

The levels of the fair value hierarchy established by ASC 820 are as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3—Inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, at December 31, 2015 and 2014, are as follows:

	Fair Value	Level 1	Level 2
December 31, 2015:
Cash (1)	$522,408	$522,408	$-
8.125% notes due 2018	(121,046)	-	(121,046)
OBS Term loan	(571,682)	-	(571,682)
OIN Term loan	(601,928)	-	(601,928)
7.5% Election 2 notes due 2021	(328)	-	(328)
7.5% notes due 2024	(745)	-	(745)

December 31, 2014:
Cash (1)	$512,404	$512,404	$-
8.125% notes due 2018	(294,300)	-	(294,300)
OBS Term loan	(589,863)	-	(589,863)
OIN Term loan	(618,981)	-	(618,981)
7.5% Election 1 notes due 2021	(5,511)	-	(5,511)
7.5% Election 2 notes due 2021	(131,773)	-	(131,773)
7.5% notes due 2024	(626)	-	(626)

(1) Includes current and non-current restricted cash aggregating $19,572 and $123,178 at December 31, 2015 and 2014, respectively.

Derivatives

The Company manages its exposure to interest rate volatility risks by using derivative instruments.

Interest Rate Risk

The Company uses interest rate caps and swaps for the management of interest rate risk exposure. As of December 31, 2015 and 2014, OBS and OIN were party to two separate interest rate cap agreements (“Interest Rate Cap”) each with a start date of February 15, 2015 with major financial institutions covering notional amounts of $375,000 and $400,000, respectively, to limit the floating interest rate exposure associated with their respective term loans. The interest rate caps were designated and qualified as cash flow hedges. These agreements contain no leverage features. The OBS Interest Rate Cap has a cap rate of 2.5% through February 5, 2017, at which time the cap rate increases to 3.0% through the termination date of February 5, 2018.  The OIN Interest Rate Cap has a cap rate of 2.5% through the termination date of February 5, 2017.

Tabular disclosure of derivatives location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of offset exists. The following tables present information with respect to the fair values of derivatives reflected in the December 31, 2015 and 2014 balance sheets on a gross basis by transaction:

Fair Values of Derivative Instruments:

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Amount	Balance Sheet Location	Amount
December 31, 2015:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$102	Other liabilities	$-
Total derivatives designated as hedging instruments		$102		$-

December 31, 2014:

Derivatives designated as hedging instruments:

Interest rate caps:
Long-term portion	Other assets	$2,115	Other liabilities	$-
Total derivatives designated as hedging instruments		$2,115		$-

The following tables present information with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated statements of other comprehensive income/(loss).

The effect of cash flow hedging relationships recognized in other comprehensive income/(loss) excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the years ended December 31, 2015, 2014 and 2013 follows:

For the year ended December 31,	2015	2014	2013
Interest rate swaps	$(9,721)	$(21,487)	$19,114
Interest rate caps	(2,009)	(478)	-
Total	$(11,730)	$(21,965)	$19,114

The effect of cash flow hedging relationships on the consolidated statements of operations is presented excluding hedges of equity method investees. The Company’s interest rate cap agreements had no effect on the consolidated statement of operations for the year ended December 31, 2014. The effect of the Company’s cash flow hedging relationships on the consolidated statement of operations for the year ended 2015 is shown below:

	Statement of Operations
	Effective Portion of Gain/(Loss)
	Reclassified from
	Accumulated Other Comprehensive
	Loss		Ineffective Portion
For the year ended		Amount of		Amount of
December 31, 2015:	Location	Gain/(Loss)	Location	Gain/(Loss)
Interest rate caps	Interest expense	$(3)	Interest expense	$-
Total		$(3)		$-

See Note 7, “Equity Method Investments,” for additional information relating to derivatives held by the Company’s equity method investees and Note 15, “Accumulated Other Comprehensive Loss,” for disclosures relating to the impact of derivative instruments on accumulated other comprehensive loss.

Fair Value Hierarchy

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 1	Level 2
Assets/(Liabilities) at December 31, 2015
Derivative Assets (interest rate caps)	$102	$-	$102	(1)

Assets/(Liabilities) at December 31, 2014
Derivative Assets (interest rate caps)	$2,115	$-	$2,115	(1)

(1) For interest rate caps, fair values are derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.